Cover	Nov. 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2023
Entity Registrant Name	New Mountain Finance Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	814-00832
Entity Tax Identification Number	27-2978010
Entity Address, Address Line One	1633 Broadway, 48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	720-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	NMFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001496099
Amendment Flag	false